INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of component of net loss
	Years Ended December 31,
	2022	2021
Domestic	$(8,745,293)	$(8,755,881)
(Loss) before provision for income taxes	(8,745,293)	(8,755,881)

Schedule Of The Company's tax expense differs from the "statutory" tax expense
	For the Years Ended December 31,
	2022		2021
Income tax (benefit) / Expense at federal statutory rate	$(1,836,512)	21.0%	$(1,838,735)	21.0%
Apportioned state income taxes	(131,407)	1.5%	-	0.0%
Stock based compensation	297,653	(3.3)%	(104,601)	1.2%
Rate change	(31,180)	0.3%	(138,284)	1.6%
Return to provision adjustments	(1,515)	0.0%	-	0.0%
Other non-deductible items	-	0.0%	(21,692)	0.2%
Change in valuation allowance	1,702,961	(19.5)%	2,103,312	(24.0)%
Total income tax provision	$-	0.0%	$-	0.0%

Schedule Of Deferred Tax Assets And Liabilities
	For the Years Ended December 31,
	2022	2021
Deferred tax assets/(liabilities)
Federal net operating loss carryforwards	$7,606,833	$6,661,795
State net operating loss carryforwards	74,353	-
Stock based compensation	2,738,159	2,502,856
Section 174 research and experimental expenditures	374,926	(73,521)
Other deferred tax assets (liabilities)	(180)	-
Total deferred tax assets	$10,794,091	$9,091,130
Valuation allowance	(10,794,091)	(9,091,130)
Total deferred income taxes	$-	$-

Summary Of Operating Loss Carryforwards
	Net Operating Losses recorded as Federal deferred tax asset	Net Operating Losses recorded as State deferred tax asset
2023 through 2037	$-	$-
Total expiring operating losses (incurred prior to December 31, 2017)	-	-
Non-expiring operating losses (incurred after December 31, 2017)	36,223,016	1,351,870
Total Operating Loss	$36,223,016	$1,351,870